Equitable Financial Life Insurance Company

Supplement Dated September 20, 2021 to the current statutory prospectus and initial summary prospectus for:

•	Investment Edge® 21.0

This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses and statements of additional information are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

Investment Edge® ADV

Effective immediately, Investment Edge® ADV is not available for new contracts through December 31, 2021. Please read the Prospectus accordingly.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-47-21(9/21)	Cat #162752 (9.21)
IE 21	#191551